Fresh-Start Reporting - Cumulative impact of the fresh-start adjustments (Details) - USD ($) $ in Thousands		4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Aug. 27, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Reorganization, Chapter 11 [Line Items]
Reorganization Items				$ (3,361,251)		$ (3,400,000)
Elimination of accumulated other comprehensive loss		$ 49,694	$ 94,404	(2,761,744)	$ 45,836		$ 848,421
Income Tax Expense (Benefit)		$ (3,521)	$ (14,477)	60,693	$ (4,304)		$ 11,757
Fresh-Start Reporting Fair Value Adjustment
Reorganization, Chapter 11 [Line Items]
Fresh-start adjustment to accounts receivable, net	$ (990)
Fresh-start adjustment to prepaid assets and other assets (including long-term)	(20,792)
Fresh-start adjustment to goodwill	(580,639)
Fresh-start adjustment to intangible assets, net	516,124
Fresh-start adjustment to operating lease right-of-use assets and liabilities, net	317
Fresh-start adjustment to deferred revenue (current and non-current)	116,252
Fair value adjustment to debt	5,050
Fair value adjustment to other long-term liabilities	(400)
Reorganization Items	34,922			$ 3,361,251
Elimination of accumulated other comprehensive loss	(2,733)
Income Tax Expense (Benefit)	(73,446)
Net impact on Accumulated deficit	$ (41,257)